Investments (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended										3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 PreAnalytiX GmbH [Member]	Dec. 31, 2011 QBM Cell Science	Dec. 31, 2011 QIAGEN Finance [Member]	Aug. 31, 2004 QIAGEN Finance [Member] USD ($)	Dec. 31, 2011 QIAGEN Euro Finance [Member]	Dec. 31, 2011 Pyrobett	Dec. 31, 2010 Pyrobett EUR (€)	Jun. 30, 2011 Scandinavian Gene Synthesis AB [Member] USD ($)	Dec. 31, 2011 Scandinavian Gene Synthesis AB [Member]	Dec. 31, 2011 Dx Assays Pte Ltd USD ($)	Dec. 31, 2010 Dx Assays Pte Ltd USD ($)	May 31, 2006 QIAGEN Euro Finance [Member] Convertible Notes 3.25% Due in 2026 [Member] USD ($)
Ownership percentage				50.00%	19.50%	100.00%		100.00%	19.00%			40.00%	33.30%
Convertible debt							$ 150.0								$ 300.0
Stated rate of senior convertible notes							1.50%								3.25%
Payments to Acquire Equity Method Investments											9.7
Advance Payment, Equity Method Investment, Additional Shares Acquisition Option											6.7
Equity Method Investment Acquisition Option Percent												60.00%
Investment made in company	3.4		6.8							4.0
Loans receivable from related party													1.5	1.6
Interest rate percentage on loans made to related parties													15.00%
Realized gain on sale of investment	$ 0.6	$ 10.5